AETNA SERIES FUND, INC.
                        AETNA PRINCIPAL PROTECTION FUND I

                     THIS SUPPLEMENT IS DATED AUGUST 1, 1999

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA PRINCIPAL PROTECTION FUND I AMENDS THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1999. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective August 1, 1999, the last sentence in the section entitled "Additional Restrictions on the Use of Futures Contracts" and the entire section entitled "Interest Rate Swap Transactions" on page 5 of the Statement of Additional Information is deleted.

FORM NO. P118  (8/99)                                             AUGUST 1, 1999